UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Amundi Smith Breeden Total Return Bond Fund

Semi-Annual Report	April 30, 2016

Investment Advisor:

Amundi Smith Breeden LLC

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended October 31, is available (i) without charge, upon request, by calling 1-855-ASB-7250; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 46.4%

	Face Amount	Value
CD Mortgage Trust, Ser 2006-CD3, Cl AM 5.648%, 10/15/48	$290,000	$293,107
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3 5.311%, 12/15/39	169,298	170,123
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C1, Cl A3 5.383%, 02/15/40	122,193	123,946
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl AS 4.174%, 11/15/48	600,000	649,291
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl D 3.586%, 11/15/48 (A)	190,000	150,964
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2 3.083%, 03/25/28 (A)	305,000	307,571
FHLMC, TBA 3.500%, 06/01/41	1,600,000	1,672,657
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2 6.439%, 09/25/28 (A)	120,000	128,328
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2 6.339%, 10/25/28 (A)	155,000	161,120
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2 5.989%, 04/25/28 (A)	60,000	62,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2 5.894%, 04/25/28 (A)	$140,000	$146,453
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2 5.739%, 10/25/28 (A)	80,000	82,473
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2 5.433%, 07/25/25 (A)	178,000	183,142
FNMA, Pool #930920 4.500%, 04/01/39	88,178	97,359
FNMA, Pool #AB6593 3.000%, 10/01/42	266,598	273,931
FNMA, Pool #AB8715 3.000%, 03/01/43	194,188	199,507
FNMA, Pool #AL7121 3.000%, 01/01/44	185,915	191,010
FNMA, Pool #AO1802 4.500%, 06/01/42	101,371	110,790
FNMA, Pool #AS3561 4.500%, 10/01/44	83,994	91,436
FNMA, Pool #AY8856 3.500%, 09/01/45	135,962	142,563
FNMA, Pool #AY8857 4.000%, 09/01/45	204,726	219,387
FNMA, Pool #AY8859 4.000%, 10/01/45	125,743	134,748
FNMA, Pool #AY8860 3.500%, 11/01/45	136,944	143,762
FNMA, Pool #AZ9865 4.000%, 08/01/45	123,912	132,786
FNMA, Pool #BA4600 4.000%, 10/01/45	222,981	238,950
FNMA, Pool #MA2078 4.000%, 11/01/44	96,971	103,573
FNMA, TBA 4.500%, 06/12/37	500,000	543,926
4.000%, 06/01/39	1,000,000	1,067,012
3.500%, 06/01/41	2,210,000	2,311,867
GNMA, Pool #AJ5407 3.500%, 11/20/44	104,279	110,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Pool #AK7370 4.000%, 05/15/45	$109,764	$118,315
GNMA, Pool #AL4517 3.500%, 02/20/45	117,972	124,912
GNMA, Pool #AM5249 3.500%, 05/20/45	138,758	147,146
GNMA, Pool #AP5306 4.500%, 01/15/46	108,040	118,447
GNMA, Pool #AP5321 4.500%, 02/15/46	114,174	125,161
GNMA, Pool #AQ0095 3.500%, 11/20/45	108,224	114,827
GNMA, Pool #AQ1882 3.500%, 11/20/45	100,687	106,670
GNMA, TBA 3.000%, 06/01/43	800,000	826,625
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4 5.560%, 11/10/39	208,048	209,183
Invitation Home Trust, Ser 2014-SFR1, Cl F 4.191%, 06/17/31	150,000	143,454
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC19, Cl A4 5.699%, 02/12/49 (A)	279,778	287,148
JP Morgan Madison Avenue Securities Trust Series, Ser 2015-CH1, Cl M1 2.439%, 10/25/25 (A) (B)	89,094	88,239
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl D 4.817%, 08/15/47 (A) (B)	110,000	89,852
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4 5.856%, 06/15/38 (A)	52,683	52,688
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl D 4.916%, 06/15/47 (A) (B)	100,000	84,989
Progress Residential Trust, Ser 2015-SFR1, Cl F 4.786%, 02/17/32	310,000	296,819
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4 5.572%, 10/15/48	118,952	119,712

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl D 5.046%, 01/15/59 (A)	$20,000	$17,245
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl D 4.620%, 12/15/47 (A)	55,000	43,454
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl D 4.539%, 09/15/58 (A)	225,000	174,616
Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Cl D 4.366%, 06/15/48 (A)	150,000	112,515
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D 4.105%, 05/15/48 (A)	180,000	137,922
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl D 3.938%, 08/15/50 (B)	225,000	174,614
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl D 3.586%, 02/15/48 (B)	200,000	145,344
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl D 3.123%, 03/15/59 (B)	40,000	26,333
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4 4.023%, 12/15/46	105,000	115,583
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A5 4.162%, 12/15/46 (A)	180,000	199,910

Total Mortgage-Backed Securities (Cost $14,431,429)		14,446,221

CORPORATE OBLIGATIONS — 31.6%
CONSUMER DISCRETIONARY — 3.9%
21st Century Fox America 3.700%, 10/15/25	55,000	58,896
Air Canada Pass Through Trust , Ser 2013-1, Cl B 5.375%, 05/15/21 (B)	25,390	25,335
3.750%, 12/15/27 (B)	25,000	25,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Brookfield Residential Properties 6.375%, 05/15/25 (B)	$55,000	$49,500
CCO Safari II 4.908%, 07/23/25 (B)	125,000	134,755
Comcast 3.150%, 03/01/26	150,000	157,084
ERAC USA Finance 3.800%, 11/01/25 (B)	35,000	36,530
ESH Hospitality 5.250%, 05/01/25 (B)	60,000	59,175
Ford Motor Credit 2.459%, 03/27/20	215,000	216,419
General Motors Financial 4.300%, 07/13/25	155,000	159,728
Group 1 Automotive 5.250%, 12/15/23 (B)	40,000	39,800
Hyatt Hotels 4.850%, 03/15/26	40,000	42,629
Macy’s Retail Holdings 3.450%, 01/15/21	20,000	20,567
Pinnacle Entertainment 5.625%, 05/01/24 (B)	40,000	39,950
Toll Brothers Finance 4.875%, 11/15/25	75,000	75,563
Viacom 5.250%, 04/01/44	75,000	68,798

		1,209,824

CONSUMER STAPLES — 1.7%
Anheuser-Busch InBev Finance 4.900%, 02/01/46	65,000	73,714
CVS Health 5.125%, 07/20/45	105,000	122,708
JBS USA 5.750%, 06/15/25 (B)	30,000	27,600
Mead Johnson Nutrition 4.125%, 11/15/25	10,000	10,701
3.000%, 11/15/20	20,000	20,702
Pomegranate Merger Sub 9.750%, 05/01/23 (B)	65,000	64,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Reynolds American 4.450%, 06/12/25	$185,000	$204,881

		524,331

ENERGY — 3.6%
BP Capital Markets 3.119%, 05/04/26	10,000	10,094
Calumet Specialty Products Partners 7.750%, 04/15/23	60,000	39,600
Chevron 2.419%, 11/17/20	35,000	36,015
ConocoPhillips 6.500%, 02/01/39	50,000	62,039
4.950%, 03/15/26	50,000	55,269
Devon Energy 5.000%, 06/15/45	65,000	55,933
EOG Resources 4.150%, 01/15/26	45,000	48,125
Exxon Mobil 3.043%, 03/01/26	30,000	31,071
Kinder Morgan 5.550%, 06/01/45	135,000	125,777
Magellan Midstream Partners 5.000%, 03/01/26	30,000	33,115
Marathon Petroleum 3.400%, 12/15/20	35,000	35,246
PBF Holding 7.000%, 11/15/23 (B)	45,000	43,875
Petroleos Mexicanos 6.375%, 01/23/45	170,000	165,750
5.500%, 02/04/19 (B)	10,000	10,455
Schlumberger Holdings 4.000%, 12/21/25 (B)	25,000	26,703
3.625%, 12/21/22 (B)	45,000	46,882
Sunoco 6.375%, 04/01/23 (B)	40,000	40,600
Valero Energy 6.625%, 06/15/37	95,000	106,760
Williams Partners 3.600%, 03/15/22	165,000	148,966

		1,122,275

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 13.0%
Ally Financial 5.750%, 11/20/25	$35,000	$35,438
3.250%, 11/05/18	45,000	44,887
American International Group 4.800%, 07/10/45	150,000	151,939
Aon 3.875%, 12/15/25	35,000	35,997
Bank of America MTN 3.875%, 08/01/25	180,000	186,921
Bank of New York Mellon MTN 2.050%, 05/03/21	35,000	35,147
Berkshire Hathaway 3.125%, 03/15/26	30,000	31,241
2.750%, 03/15/23	30,000	30,943
BlueScope Steel Finance 7.125%, 05/01/18 (B)	75,000	77,063
6.500%, 05/15/21 (B)	25,000	25,500
Charles Schwab 3.450%, 02/13/26	55,000	57,615
Citigroup 6.125%, 12/31/49 (A)	55,000	55,825
4.600%, 03/09/26	25,000	25,978
4.450%, 09/29/27	100,000	101,881
4.400%, 06/10/25	150,000	154,817
CNO Financial Group 5.250%, 05/30/25	95,000	97,791
Goldman Sachs Group 5.375%, 12/31/49 (A)	300,000	289,650
4.750%, 10/21/45	35,000	37,246
Intesa Sanpaolo MTN 5.710%, 01/15/26 (B)	200,000	194,359
Invesco Finance 3.750%, 01/15/26	30,000	31,492
JPMorgan Chase 4.250%, 10/01/27	375,000	391,383
KKR Group Finance III 5.125%, 06/01/44 (B)	65,000	63,811
Liberty Mutual Group 4.250%, 06/15/23 (B)	177,000	185,451

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
MetLife 4.600%, 05/13/46	$20,000	$21,045
4.050%, 03/01/45	80,000	76,632
Mizuho Bank 2.700%, 10/20/20 (B)	200,000	203,630
Morgan Stanley MTN 4.000%, 07/23/25	285,000	299,848
Reliance Standard Life Global Funding II 3.050%, 01/20/21 (B)	110,000	111,020
S&P Global 3.300%, 08/14/20	100,000	103,763
Santander UK Group Holdings MTN 3.125%, 01/08/21	45,000	45,434
Societe Generale 4.750%, 11/24/25 (B)	200,000	200,821
Standard Chartered 3.050%, 01/15/21 (B)	200,000	201,252
Sumitomo Mitsui Financial Group 3.784%, 03/09/26	45,000	46,890
SunTrust Banks 2.900%, 03/03/21	35,000	35,606
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (B)	80,000	86,073
Toyota Motor Credit MTN 1.900%, 04/08/21	45,000	45,040
Trinity Acquisition 4.400%, 03/15/26	20,000	20,401
Wells Fargo MTN 3.550%, 09/29/25	200,000	209,556

		4,049,386

HEALTH CARE — 2.5%
Baxalta 5.250%, 06/23/45 (B)	100,000	107,960
Celgene 3.550%, 08/15/22	145,000	151,772
Centene Escrow 6.125%, 02/15/24 (B)	90,000	94,950
Fresenius US Finance II 4.500%, 01/15/23 (B)	135,000	138,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Johnson & Johnson 3.700%, 03/01/46	$20,000	$21,242
Mylan 3.000%, 12/15/18 (B)	60,000	61,035
Quorum Health 11.625%, 04/15/23 (B)	25,000	24,500
RegionalCare Hospital Partners Holdings 8.250%, 05/01/23 (B)	45,000	46,800
St. Jude Medical 2.800%, 09/15/20	75,000	76,813
Stryker 4.625%, 03/15/46	35,000	38,594
3.500%, 03/15/26	20,000	20,972

		783,013

INDUSTRIALS — 2.1%
Aircastle 5.500%, 02/15/22	60,000	63,825
Aleris International 9.500%, 04/01/21 (B)	45,000	47,025
American Airlines, Ser 2015-2, Cl A 4.000%, 09/22/27	120,000	120,900
Georgia-Pacific 2.539%, 11/15/19 (B)	225,000	228,867
GFL Environmental 9.875%, 02/01/21 (B)	80,000	84,400
Norfolk Southern 4.450%, 06/15/45	95,000	102,517

		647,534

INFORMATION TECHNOLOGY — 0.8%
Apple 4.375%, 05/13/45	100,000	105,943
EarthLink Holdings 8.875%, 05/15/19	80,000	81,700
Hewlett Packard Enterprise 4.900%, 10/15/25 (B)	25,000	25,947
3.600%, 10/15/20 (B)	45,000	46,677

		260,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — 2.4%
AT&T 4.750%, 05/15/46	$170,000	$171,296
Avaya 7.000%, 04/01/19 (B)	125,000	79,688
Frontier Communications 11.000%, 09/15/25 (B)	170,000	171,700
10.500%, 09/15/22 (B)	55,000	56,588
Intelsat Luxembourg 6.750%, 06/01/18	115,000	88,837
Sprint 7.625%, 02/15/25	40,000	30,150
Verizon Communications 4.862%, 08/21/46	140,000	150,039

		748,298

UTILITIES — 1.6%
Ameren Illinois 4.150%, 03/15/46	30,000	31,979
Consolidated Edison of New York 4.500%, 12/01/45	40,000	44,478
Electricite de France 4.950%, 10/13/45 (B)	55,000	59,702
Ferrellgas 6.750%, 06/15/23 (B)	30,000	27,975
Southern 2.750%, 06/15/20	335,000	343,688

		507,822

Total Corporate Obligations (Cost $9,536,947)		9,852,750

ASSET-BACKED SECURITIES — 21.4%
American Homes 4 Rent, Ser 2014-SFR1, Cl D 2.786%, 06/17/31 (A) (B)	150,000	145,741
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl D 4.720%, 03/08/18	652,895	655,215
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl D 2.350%, 12/10/18	125,000	125,045

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2015-2, Cl D 3.000%, 06/08/21	$120,000	$120,635
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl D 3.720%, 12/08/21	150,000	151,180
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl D 3.650%, 05/09/22	85,000	85,612
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl D 2.190%, 09/20/21	365,000	366,219
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.690%, 02/20/19	125,000	126,327
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7 0.694%, 12/17/18 (A)	170,000	169,875
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2 1.020%, 02/22/19	515,000	515,419
Colony American Homes, Ser 2014-2A, Cl E 3.640%, 07/17/31 (A) (B)	110,000	104,628
Drive Auto Receivables Trust, Ser 2015-AA, Cl D 4.120%, 07/15/22 (B)	217,000	215,253
Drive Auto Receivables Trust, Ser 2015-BA, Cl D 3.840%, 07/15/21 (B)	325,000	320,699
Drive Auto Receivables Trust, Ser 2015-CA, Cl D 4.200%, 09/15/21 (B)	135,000	134,211
Drive Auto Receivables Trust, Ser 2015-DA, Cl C 3.380%, 11/15/21 (B)	150,000	147,970
Ford Credit Auto Owner Trust, Ser 2015-REV2, Cl A 2.440%, 01/15/27 (B)	335,000	340,138
Ford Credit Auto Owner Trust, Ser 2016-REV1, Cl A 2.310%, 08/15/27 (B)	170,000	170,776
Invitation Homes Trust, Ser 2013-SFR1, Cl E 3.091%, 12/17/30 (A) (B)	100,000	96,298
Invitation Homes Trust, Ser 2014-SFR1, Cl E 3.686%, 06/17/31 (A) (B)	235,000	228,032
Invitation Homes Trust, Ser 2015-SFR2, Cl F 4.136%, 06/17/32 (A) (B)	100,000	93,719

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D 3.640%, 05/15/18	$305,000	$307,813
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl D 3.920%, 01/15/20	500,000	512,351
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C 2.940%, 12/15/17	58,820	58,970
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl D 3.500%, 06/15/18	150,000	151,397
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl D 3.300%, 09/17/18	360,000	364,925
SLM Student Loan Trust, Ser 2008-9, Cl A 2.138%, 04/25/23 (A)	268,127	266,575
SWAY Residential Trust, Ser 2014-1, Cl E 4.741%, 01/17/32 (A) (B)	150,000	146,851
Synchrony Credit Card Master Note Trust, Ser 2015-3, Cl A 1.740%, 09/15/21	536,000	538,069

Total Asset-Backed Securities (Cost $6,670,880)		6,659,943

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bill 0.451%, 08/25/16 (C) (D)	80,000	79,936
U.S. Treasury Bond 3.000%, 05/15/45	60,000	64,193
U.S. Treasury Inflation Indexed Bond 1.375%, 02/15/44	590,086	662,833
U.S. Treasury Notes 1.750%, 12/31/20	16,000	16,354
1.375%, 08/31/20	3,064,000	3,085,303

Total U.S. Treasury Obligations (Cost $3,796,291)		3,908,619

Total Investments — 111.9% (Cost $34,435,547)		$34,867,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT
MORTGAGE-BACKED SECURITY — (1.6)%

	Face Amount	Value
FNMA, TBA 3.000%, 06/13/42	$(500,000)	$(511,465)

(Proceeds $511,875)		(511,465)

Total Securities Sold Short — (1.6)% (Proceeds $511,875)		$(511,465)

A list of the open futures contracts held by the Fund at April 30, 2016 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	(24)	Jun-2016	$(2,513,250)	$(13,961)
5-Year USD Deliverable Interest Rate Swap Future	(14)	Jun-2016	(1,448,344)	(4,048)
U.S. 10-Year Treasury Note	8	Jun-2016	1,040,500	432
U.S. 2-Year Treasury Note	4	Jul-2016	874,500	(823)
U.S. 5-Year Treasury Note	15	Jun-2016	1,813,711	(93)
U.S. Long Treasury Bond	3	Jun-2016	489,938	(6,994)
U.S. Ultra Long Treasury Bond	4	Jun-2016	685,375	(13,167)

				$(38,654)

For the six months ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding centrally cleared credit default swaps held by the Fund at April 30, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount	Fees Paid	Net Unrealized Appreciation
JPMorgan Chase Bank	CDX.NA.IG, SERIES 26, VERSION 1	Sell	1.00%	06/20/21	$(1,000,000)	$9,057	$2,235

For the six months ended April 30, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

Percentages are based on Net Assets of $31,171,289.

(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2016.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of such securities at April 30, 2016 was $6,075,136 and represented 19.5% of Net Assets.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

The following is a list of the inputs used as of April 30, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$14,446,221	$—	$14,446,221
Corporate Obligations	—	9,852,750	—	9,852,750
Asset-Backed Securities	—	6,659,943	—	6,659,943
U.S. Treasury Obligations	—	3,908,619	—	3,908,619

Total Investments in Securities	$—	$34,867,533	$—	$34,867,533

Securities Sold Short	Level 1	Level 2	Level 3	Total
Mortgage-Backed Security	$—	$(511,465)	$—	$(511,465)

Total Securities Sold Short	$—	$(511,465)	$—	$(511,465)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Futures Contracts*
Appreciation	$432	$—	$—	$432
Depreciation	(39,086)	—	—	(39,086)
Centrally Cleared Credit Default Swaps*
Appreciation	—	2,235	—	2,235

Total Other Financial Instruments	$(38,654)	$2,235	$—	$(36,419)

* Futures and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six months ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $34,435,547)	$34,867,533
Cash Equivalent	2,681,297
Receivable for Investment Securities Sold	7,451,752
Interest Receivable	166,787
Cash Collateral on Swaps Contracts	24,010
Deferred Offering Costs	21,844
Receivable Due from Adviser	18,938
Foreign Tax Reclaim Receivable	168
Prepaid Expenses	10,029

Total Assets	45,242,358

Liabilities:
Payable for Securities Sold Short (Proceeds $511,875)	511,465
Payable for Investment Securities Purchased	13,508,182
Payable due to Administrator	8,197
Payable due to Trustees	3,453
Chief Compliance Officer Fees Payable	1,527
Shareholder Servicing Fees Payable - Service Class Shares	1,336
Other Accrued Expenses and Other Payables	36,909

Total Liabilities	14,071,069

Net Assets	$31,171,289

NET ASSETS CONSIST OF:
Paid-in Capital	$30,385,230
Undistributed Net Investment Income	291,267
Accumulated Net Realized Gain on Investments, Securities Sold Short, Futures Contracts and Swap Contracts	98,815
Net Unrealized Appreciation on Investments and Securities Sold Short	432,396
Net Unrealized Depreciation on Futures Contracts	(38,654)
Net Unrealized Appreciation on Swap Contracts	2,235

Net Assets	$31,171,289

Service Class Shares:
Net Assets	$1,037,710
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	101,247
Net Asset Value Offering and Redemption Price, Per Share	$10.25

Institutional Class Shares:
Net Assets	$30,133,579
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	2,937,640
Net Asset Value Offering and Redemption Price, Per Share	$10.26

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest	$518,059
Less: Foreign Taxes Withheld	(159)

Total Investment Income	517,900

Expenses:
Investment Advisory Fees	60,346
Administration Fees	49,772
Trustees’ Fees	5,073
Chief Compliance Officer Fees	3,263
Shareholder Serving Fees - Service Class Shares	1,005
Offering Costs (See Note 2)	32,323
Legal Fees	21,275
Transfer Agent Fees	19,834
Printing Fees	13,127
Audit Fees	12,748
Pricing Expense	11,159
Registration and Filing Fees	5,271
Custodian Fees	3,782
Other Expenses	3,939

Total Expenses	242,917

Less:
Investment Advisory Fee Waiver	(60,346)
Reimbursement from Adviser	(113,649)

Net Expenses	68,922

Net Investment Income	448,978

Net Realized Gain (Loss) on:
Investments	139,284
Futures Contracts	(30,187)
Swap Contracts	(8,085)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	387,889
Securities Sold Short	166
Futures Contracts	(22,650)
Swap Contracts	(34,341)

Net Realized and Unrealized Gain on Investments	432,076

Net Increase in Net Assets Resulting from Operations	$881,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Operations:
Net Investment Income	$448,978	$93,907
Net Realized Gain on Investments, Securities Sold Short, Futures Contracts and Swap Contracts	101,012	131,315
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts and Swap Contracts	331,064	64,913

Net Increase in Net Assets Resulting From Operations	881,054	290,135

Dividends:
Dividends from Net Investment Income
Service Shares	(8,552)	—
Institutional Shares	(262,578)	—
Distributions from Net Capital Gains
Service Shares	(3,800)	—
Institutional Shares	(110,200)	—

Total Dividends and Distributions	(385,130)	—

Capital Share Transactions:
Service Class Shares
Issued	—	1,000,000
Reinvestment of Distributions	12,352	—

Net Service Class Share Transactions	12,352	1,000,000

Institutional Class Shares
Issued	—	29,000,100
Reinvestment of Distributions	372,778	—

Net Institutional Class Share Transactions	372,778	29,000,100

Net Increase in Net Assets From Capital Share Transactions	385,130	30,000,100

Total Increase in Net Assets	881,054	30,290,235

Net Assets:
Beginning of Period	30,290,235	—

End of Period (including Undistributed Net Investment Income of $291,267 and $113,419, respectively)	$31,171,289	$30,290,235

*	Commenced operations on August 31, 2015.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Shares Transactions:
Service Class Shares
Issued	—	100,000
Reinvestment of Distributions	1,247	—

Net Increase in Shares Outstanding From Share Transactions	1,247	100,000

Institutional Class Shares
Issued	—	2,900,010
Reinvestment of Distributions	37,630	—

Net Increase in Shares Outstanding From Share Transactions	37,630	2,900,010

*	Commenced operations on August 31, 2015.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Service Class Shares
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.09	$10.00

Income from Investment Operations:
Net Investment Income**	0.14	0.03
Net Realized and Unrealized Gain	0.15	0.06

Total from Investment Operations	0.29	0.09

Dividends and Distributions:
Net Investment Income	(0.09)	—
Net Capital Gains	(0.04)	—

Total Dividends and Distributions	(0.13)	—

Net Asset Value, End of Period	$10.25	$10.09

Total Return†	2.85%	0.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,038	$1,009
Ratio of Expenses to Average Net Assets	0.65%††	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.80%††	2.54%††
Ratio of Net Investment Income to Average Net Assets	2.78%††	1.70%††
Portfolio Turnover Rate	123%†††	79%†††

*	Commenced operations on August 31, 2015.
**	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND

F INANCIAL HIGHLIGHTS (concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$10.10	$10.00

Income from Investment Operations:
Net Investment Income**	0.15	0.03
Net Realized and Unrealized Gain	0.14	0.07

Total from Investment Operations	0.29	0.10

Dividends and Distributions:
Net Investment Income	(0.09)	—
Net Capital Gains	(0.04)	—

Total Dividends and Distributions	(0.13)	—

Net Asset Value, End of Period	$10.26	$10.10

Total Return†	2.90%	1.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,134	$29,281
Ratio of Expenses to Average Net Assets	0.45%††	0.45%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.60%††	2.34%††
Ratio of Net Investment Income to Average Net Assets	2.98%††	1.90%††
Portfolio Turnover Rate	123%†††	79%†††

*	Commenced operations on August 31, 2015.
**	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

NO TES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the Amundi Smith Breeden Total Return Bond Fund (the “Fund”). The investment objective of the Fund is to generate total return, consisting of income and capital appreciation. The Fund is diversified. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no fair valued securities.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

time at which the Fund calculates their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Amundi Smith Breeden LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016 the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2016. To the extent consistent with its Investment Objective and Strategies, the Fund used futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016.

Swap Contracts — To the extent consistent with its Investment Objective and Strategies, the Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swap contracts were used to add exposure to particular types of securities, currencies or market segments. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Credit default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. In connection with swap agreements, securities may be set aside as collateral by the Fund’s custodian.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of April 30, 2016, the Fund has entered into swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, they will not be able to implement its investment strategy. As of April 30, 2016, the Fund swap agreements were with one counterparty.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2016, Fund had open short positions.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared or interest accrued on short positions. Such amounts are recorded on the ex-dividend date as dividend expense or interest expense on securities sold short.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2016, the remaining amount still to be amortized for the Fund was $21,844.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Redemption Fees — The Fund retains a maximum redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the six months ended April 30, 2016, the Fund did not retain any redemption fees.

3. Credit Derivatives:

The Fund may use credit default swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$—	$—	$11,293	$11,293
Maximum potential amount of future payments				1,000,000	1,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM	0-6 Months	6-12 Months	1-5 Years	5-10 Years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$1,000,000	$—	$—	$1,000,000
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$1,000,000	$—	$—	$1,000,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

4. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2016, was as follows:

	Asset Derivatives			Liability Derivatives
Statement of Assets and Liability Location		Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Credit contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on swap contracts	$2,235	†	depreciation on swap contracts	$-
Interest rate contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	432	*	depreciation on futures contracts	39,086	*

Total Derivatives not accounted for as hedging instruments		$2,667			$39,086

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2016, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Total
Credit contracts	$-	$(8,085)	$(8,085)
Interest rate contracts	(30,187)	-	(30,187)
Total	$(30,187)	$(8,085)	$(38,272)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Total
Credit contracts	$-	$(34,341)	$(34,341)
Interest rate contracts	(22,650)	-	(22,650)
Total	$(22,650)	$(34,341)	$(56,991)

5. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of April 30, 2016, the Fund did not hold any OTC financial derivative instruments.

6. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $49,772 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.20% annually of the average daily net assets attributable to Service Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2016, the Fund incurred shareholder servicing fees of $1,005.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s Service Class Shares’ average daily net assets and 0.45% of the Fund’s Institutional Class Shares’ average daily net assets until February 28, 2017 (the “Expense Limitation”). If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the Expense Limitation to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of April 30, 2016, fees which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $93,940, expiring in 2018 and $173,995, expiring in 2019.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

9. Investment Transactions:

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended April 30, 2016, were as follows:

	U.S. Government	Other	Total
Purchases	$35,123,910	$9,896,081	$45,019,991
Sales	39,656,639	6,445,969	46,102,608

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$212,994
Undistributed Long-Term Capital Gain	15,685
Unrealized Appreciation	79,581
Other Temporary Differences	(18,125)

Total Distributable Earnings	$290,135

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding, swap contracts, futures contracts, securities sold short and foreign currency) by the Fund at April 30, 2016 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 34,435,547	$591,543	$(159,557)	$431,986

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

11. Concentration of Risks:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Asset-Backed Securities Risk — Payment of principal and interest on ABS is dependent largely on the cash flows generated by the assets backing the ABS, and ABS may not have the benefit of any security interest in the related assets.

Commercial Mortgage-Backed Securities Risk — CMBS are subject to the general risks of MBS discussed below. Further, the repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate or the existence of independent income or assets of the borrower.

Counterparty Risk — The Fund is subject to the risk that the other party to a transaction will not fulfill its contractual obligations. In addition, in the event of the bankruptcy of a broker, the Fund could be subject to significant losses with respect to both open positions and assets on deposit with such broker as margin.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, liquidity risk and correlation risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

High Yield Bond Risk — Fixed income securities rated below investment grade involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

12. Other:

At April 30, 2016, 100% of Service Class Shares outstanding were held by 1 record shareholder and 100% of Institutional Class Shares outstanding were held by 1 record shareholder each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

On June 7, 2016, the Board of Trustees approved the closing and liquidation of the Amundi Smith Breeden Total Return Bond Fund. The Amundi Smith Breeden Total Return Bond Fund is expected to cease operations and liquidate on or about June 30, 2016.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	AMUNDI SMITH BREEDEN
TOTAL RETURN BOND FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Service Class Shares	$1,000.00	$1,028.50	0.65%	$3.28
Institutional Class Shares	1,000.00	1,029.00	0.45	2.27
Hypothetical 5% Return
Service Class Shares	$1,000.00	$1,021.63	0.65%	$3.27
Institutional Class Shares	1,000.00	1,022.63	0.45	2.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

Amundi Smith Breeden Funds

c/o Atlantic Fund Services, LLC

Three Canal Plaza, Ground Floor

Portland, ME 04101

1-855-ASB-7250

Investment Adviser:

Amundi Smith Breeden LLC

280 South Mangum Street, Suite 301

Durham, North Carolina 27701

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

ASB-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016